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             HUNTINGTON DIRECTOR OUTLOOK (SERIES II AND IIR)
                         SEPARATE ACCOUNT TWO
                    HARTFORD LIFE INSURANCE COMPANY

                        FILE NO. 333-101950

    SUPPLEMENT DATED JULY 2, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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            SUPPLEMENT DATED JULY 2, 2004 TO YOUR PROSPECTUS

The following Sub-Accounts are closed until August 2, 2004:

  - HUNTINGTON VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT

  - HUNTINGTON VA MACRO 100 FUND SUB-ACCOUNT

  - HUNTINGTON VA SITUS SMALL CAP FUND SUB-ACCOUNT

  - HUNTINGTON VA MORTGAGE SECURITIES FUND SUB-ACCOUNT





THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4327